Equity Incentive Plans (Table) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of shares
Unvested at beginning of period	394,167	276,667	18,667
Granted	676,150	586,009	279,333
Vested	(394,167)	(449,842)	(21,333)
Cancellation of shares due to termination agreement with former CEO		(18,667)
Unvested at end of period	676,150	394,167	276,667
Weighted Average Grant Date Fair Value
Unvested at beginning of period	$ 10.86	$ 7.46	$ 36.75
Granted	3.55	10.85	6.43
Vested	10.86	8.94	19.71
Cancellation of shares due to termination agreement with former CEO		6.2
Unvested at end of period	$ 3.55	$ 10.86	$ 7.46